CRYPTOCURRENCY ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
CRYPTOCURRENCY ASSETS
Schedule of continuity of cryptocurrencies

	For the year ended	For the six months
	December 31, 2024	ended June 30, 2025
	US$	US$
Beginning balance	7,625	9,581
Cumulative effect upon adoption of ASU 2023-08	854	—
Cryptocurrencies mined from mining business	17,092	4,587
Deposits received from customers of mining data center	442	—
Deposits returned to customers of mining data center	(1,194)	—
Payment of service expense and long-lived assets	(148)	(60)
Disposal of cryptocurrency assets	(32,995)	(17,491)
Utility fee received from customers of mining data center	11,480	7,153
Cryptocurrencies purchased using fiat currency	2,258	1,312
Cryptocurrencies collected from derivative contracts	23,109	1,731
Cryptocurrencies paid to derivative contracts	(22,265)	(842)
Changes in fair value of cryptocurrency assets	3,203	(2,294)
Changes in fair value of payables settled by cryptocurrency assets	37	6
Cryptocurrencies collected from short-term investments*	5,506	—
Cryptocurrencies paid to short-term investments*	(5,350)	—
Cryptocurrency transferred from discontinued operation to continuing operations	3,064	—
Cryptocurrencies received in connection with the disposal of discontinued operation	1,000	1,000
Cryptocurrencies paid in connection with asset acquisition	(2,265)	—
Cryptocurrencies received from disposal of property and equipment	42	—
Advances received from customer for hash calculation rental services	1,057	—
Cryptocurrencies paid to purchase mining machines	(2,752)	—
Cryptocurrencies paid to settle hosting arrangement	(229)	(38)
Cryptocurrencies received from disposal of long-term investment	—	190
Cryptocurrency loss from online scam	—	(1,266)
Others	10	36
Ending balance of cryptocurrency assets, net	9,581	3,605
*

From January to November 2024, the Group invested in several wealth management products with payments and collections in USDT. All such products were redeemed at their respective net asset values as of December 31, 2024. The Group recorded a gain from such short-term investments in the amount of US$155 for the six months ended June 30, 2024.

Summary of units, cost basis, and fair value of cryptocurrency assets

	June 30, 2025
	Units	Cost Basis	Fair Value
Ethereum	808	2,260	2,021
Dogecoin	1,832,508	340	311
Bitcoin	8	780	983
USDT	272,715	273	273
Other cryptocurrency assets*		17	17
		3,670	3,605
*	Includes various other cryptocurrency asset balances, none of which individually represented more than 1% of total cryptocurrency assets as of June 30, 2025.